Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

The following tables set out the funded status of the gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2020 and March 31, 2019:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Change in benefit obligations
Benefit obligations at the beginning	195	184
Service cost	25	23
Interest expense	13	12
Remeasurements - Actuarial losses / (gains)	(11)	5
Benefits paid	(20)	(18)
Translation differences	(17)	(11)
Benefit obligations at the end	185	195
Change in plan assets
Fair value of plan assets at the beginning	197	187
Interest Income	14	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	1
Contributions	27	25
Benefits paid	(19)	(18)
Translation differences	(20)	(11)
Fair value of plan assets at the end	201	197
Funded status	16	2
Prepaid gratuity benefit	20	6
Accrued gratuity	(4)	(4)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Company's financial statements as at March 31, 2020:

(Dollars in millions)
Particulars	As at March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	866
Service cost - employer contribution	57
Employee contribution	121
Interest expense	79
Actuarial (gains) / loss	30
Benefits paid	(94)
Translation differences	(86)
Benefit obligations at the end	973
Change in plan assets
Fair value of plan assets at the beginning	866
Interest income	79
Remeasurements- Return on plan assets excluding amounts included in interest income (1)	(5)
Contributions (employer and employee)	178
Benefits paid	(94)
Translation differences	(84)
Fair value of plan assets at the end	940
Net liability (refer to note 2.5)	(33)

(1)	Includes fair value losses on certain investments in bonds

Summary of Defined Benefit Plan

Net gratuity cost for fiscal 2020, 2019 and 2018 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Service cost	25	23	23
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	24	22	22

Amount for fiscal 2020, 2019 and 2018 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	(11)	5	(9)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(1)	(2)
Total	(13)	4	(11)
	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	(8)	4	(6)
(Gain) / loss from change in experience adjustments	(3)	1	(3)
	(11)	5	(9)

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	21	20	20
Selling and marketing expenses	2	1	1
Administrative expenses	1	1	1
	24	22	22

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	30	28	24
Selling and marketing expenses	3	2	2
Administrative expenses	1	1	1
	34	31	27

Amount for fiscal 2020 recognized in the consolidated statement of other comprehensive income:

(Dollars in millions)
Particulars	Year ended March 31, 2020
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	5
35

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	80	69	67
Selling and marketing expenses	7	6	5
Administrative expenses	3	3	3
	90	78	75
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Salaries and bonus (1)	7,020	6,338	5,910
Defined contribution plans	48	44	40
Defined benefit plans	100	86	84
	7,168	6,468	6,034

(1)	Includes stock compensation expense of $34 million, $29 million and $13 million for fiscal 2020, 2019 and 2018, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	6,406	5,780	5,379
Selling and marketing expenses	510	462	425
Administrative expenses	252	226	230
	7,168	6,468	6,034

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2020 and March 31, 2019 are set out below:

	As of
	March 31, 2020	March 31, 2019
Discount rate	6.2%	7.1%
Weighted average rate of increase in compensation levels	6.0%	8.0%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2020, 2019 and 2018 are set out below:

	Year ended March 31,
	2020	2019	2018
Discount rate for the year	7.1%	7.5%	6.9%
Weighted average rate of increase in compensation levels	8.0%	8.0%	8.0%
Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2020	March 31, 2019
Government of India (GOI) bond yield (1)	6.2%	7.1%
Expected rate of return on plan assets	8.0%	9.2%
Remaining term to maturity of portfolio	6 years	5.47 years
Expected guaranteed interest rate
First year	8.50%	8.65%
Thereafter	8.50%	8.60%

(1)

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2020
Discount rate	9
Weighted average rate of increase in compensation levels	8

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:
(Dollars in millions)
Within 1 year	28
1 - 2 year	29
2 - 3 year	29
3 - 4 year	30
4 - 5 year	20
5 - 10 years	156

Summary of Various Categories of Plan Assets

The breakup of the plan assets into various categories as at March 31, 2020 is as follows:

	As of
	March 31, 2020	March 31, 2019
Central and State Government bonds	49%	49%
Public sector undertakings and Private sector bonds	48%	49%
Others	3%	2%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.